STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SUMMARY OF WARRANTS ACTIVITY

A summary of activity during the period ended December 31, 2024, and 2023 follows:

Warrants Outstanding
	Number of	Weighted Average	Weighted Average Remaining life
	Warrants	Exercise Price	(years)

Outstanding, December 31, 2022	—	$—	—
Granted	2,538,101	0.32	4.27
Exercised	—	—	—
Forfeited/cancelled	—	—	—
Outstanding, December 31, 2023	2,538,101	0.32	3.23
Granted	—	—	—
Exercised	—	—	—
Forfeited/cancelled	—	—	—
Outstanding, December 31, 2024	2,538,101	$0.32	2.23

SUMMARY OF INFORMATION RELATING TO OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2024:

Warrants Outstanding			Warrants Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
941,599	0.80	$0.34	941,599	$0.34
472,205	0.40	0.34	472,205	0.34
562,149	0.50	0.35	562,149	0.35
281,074	0.26	0.22	281,074	0.22
281,074	0.27	0.22	281,074	0.22
2,538,101	2.23	$0.32	2,538,101	$0.32

SUMMARY OF STOCK OPTION ACTIVITY

The following table summarizes the stock options activity for the year ended December 31, 2024, and 2023:

	Number of Shares
	2024	2023
Outstanding at the beginning of the year	14,400,000
Granted	10,200,000	-
Exercised	-	14,400,000
Forfeited	(1,848,000)	-
Expired\Cancelled	(5,372,000)	-
Outstanding at the end of the year	17,380,000	14,400,000
Exercisable	15,649,000	10,032,000
Weighted-average Exercise Price	$0.0937	$0.0156

SCHEDULE OF THE WEIGHTED AVERAGE FAIR VALUE OF STOCK OPTIONS
Year Ended
December 31, 2024
Expected life in years	8.25 – 9.80
Risk-free interest rate	4.21%
Annual forfeiture rate	13%
Volatility	1.99% to 2.72%
Expected dividend yield	0%

SCHEDULE OF NON-VESTED SHARES

The following table summarizes certain information regarding the Company’s non-vested shares:

Number of Shares

Non-vested as of December 31, 2023	4,368,000
Granted	1,895,000
Forfeited or expired	(1,848,000)
Vested	(2,684,000)

Non-vested as of December 31, 2024	1,731,000

SUMMARY OF STOCK OPTION ACTIVITY OUTSTANDING AND EXERCISABLE

The following table summarizes the stock options exercisable:

	Options	Options
	Outstanding	Exercisable

Number of shares	17,380,000	12,464,000
Weighted-average contractual life in years	9.13	8.61
Weighted-average exercise price		$0.1776
Intrinsic value		$-